UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2007

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12033

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     November 14, 2007
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-02246                Marc C. Cohodes

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       20
                                             ---------------
Form 13F Information Table Value Total:       $5,164,443
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                      COM      005125109    204,425   10,329,711    SH           Sole             10,329,711
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC      COM      00763M108    269,548    8,811,635    SH           Sole              8,811,635
-----------------------------------------------------------------------------------------------------------------------------------
ANNALY MORTGAGE MANAGEMENT INC   COM      035710409     62,315    3,911,800    SH           Sole              3,911,800
-----------------------------------------------------------------------------------------------------------------------------------
CARTER INC                       COM      146229109      4,680      234,600    SH           Sole                234,600
-----------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP          COM      148867104    234,701    7,246,100    SH           Sole              7,246,100
-----------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                  COM      170388102    131,314    3,462,931    SH           Sole              3,462,931
-----------------------------------------------------------------------------------------------------------------------------------
EQUIFAX INC                      COM      294429105    262,878    6,896,068    SH           Sole              6,896,068
-----------------------------------------------------------------------------------------------------------------------------------
EXTERRAN HLDGS INC               COM      30225X103    303,002    3,771,494    SH           Sole              3,771,494
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A       COM      366651107    504,767   20,636,437    SH           Sole             20,636,437
-----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC                    COM      374393106     33,715    3,289,284    SH           Sole              3,289,284
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                          COM      55269P302    434,189   20,148,000    SH           Sole             20,148,000
-----------------------------------------------------------------------------------------------------------------------------------
NEUSTAR INC                      COM      64126X201     85,274    2,486,843    SH           Sole              2,486,843
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                     COM      681904108    263,149    7,942,925    SH           Sole              7,942,925
-----------------------------------------------------------------------------------------------------------------------------------
PRA INTL                         COM      69353C101    135,187    4,598,184    SH           Sole              4,598,184
-----------------------------------------------------------------------------------------------------------------------------------
REUTERS GROUP PLC                COM      G7540P109  1,349,176  102,491,233    SH           Sole            102,491,233
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                    COM      803111103    358,253   21,465,115    SH           Sole             21,465,115
-----------------------------------------------------------------------------------------------------------------------------------
SEALY CORPORATION                COM      812139301     55,563    3,957,452    SH           Sole              3,957,452
-----------------------------------------------------------------------------------------------------------------------------------
SIRVA INC                        COM      82967Y104      5,912    8,567,763    SH           Sole              8,567,763
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL     COM      91911X104    204,975   13,241,300    SH           Sole             13,241,300
-----------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT LIMITED          COM	  G9435N108    261,420   14,711,325    SH           Sole             14,711,325
-----------------------------------------------------------------------------------------------------------------------------------